Details of restructuring charge recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 7,753	$ 4,094	$ 7,753	$ 4,094
Total	$ 7,753	$ 4,094	$ 7,753	$ 4,094